Employee benefits - Composition (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Presented as non-current liabilities:
Present value of obligations (see section (f) below)	$ 62.3	$ 56.4
Fair value of the plan assets (see section (f) below)	(29.7)	(27.3)
Recognized liability for defined benefit obligations	32.6	29.1
Termination benefit-liability for early retirement	11.6	3.1
Other long-term benefits	19.2	15.3
Total non-current	63.4	47.5
Presented as current liabilities:
Liability for annual leave	10.9	10.9
Current portion of liability for early retirement	4.2	1.7
Total current	15.1	12.6
Total employee benefits	$ 78.5	$ 60.1